Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	$ 2,245	$ 2,292
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	1,755	1,625
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	183	237
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	288	414
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	$ 19	$ 16